Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net income		$ 3,902.4	$ 721.5	$ 3,350.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		285.5	305.6	279.7
Amortization of intangible assets		14.2	31.0	57.7
Net amortization (accretion) of fixed-income securities		41.4	(25.2)	130.3
Amortization of equity-based compensation		121.3	122.7	100.7
Net realized (gains) losses on securities		(353.1)	1,912.2	(1,509.2)
Net (gains) losses on disposition of property and equipment		36.2	(0.6)	(3.6)
Goodwill impairment		0.0	224.8	0.0
Changes in:
Premiums receivable		(1,541.3)	(1,017.4)	(1,146.8)
Reinsurance recoverables		738.2	(851.6)	(508.7)
Prepaid reinsurance premiums		45.7	162.1	(74.9)
Deferred acquisition costs		(143.0)	(188.8)	(118.4)
Income taxes		181.2	(515.3)	(86.0)
Unearned premiums		2,840.1	1,677.8	2,111.4
Loss and loss adjustment expense reserves		4,029.9	4,195.2	4,752.8
Accounts payable, accrued expenses, and other liabilities		699.6	199.5	399.7
Other, net		(255.0)	(104.7)	26.1
Net cash provided by operating activities		10,643.3	6,848.8	7,761.7
Purchases:
Fixed maturities		(25,776.9)	(26,510.4)	(33,177.5)
Equity securities		(86.6)	(158.1)	(838.1)
Sales:
Fixed maturities		8,234.4	14,055.2	18,965.2
Equity securities		791.3	1,496.1	780.6
Maturities, paydowns, calls, and other:
Fixed maturities		4,990.3	5,380.3	7,013.8
Equity securities		65.2	83.6	223.1
Net (purchases) sales of short-term investments		1,155.7	(1,868.2)	4,355.7
Net change in unsettled security transactions		(11.2)	(177.8)	47.9
Acquisition of Protective Insurance Corporation, net of cash, cash equivalents, and restricted cash equivalents acquired		0.0	0.0	(313.2)
Purchases of property and equipment		(252.0)	(292.0)	(243.5)
Sales of property and equipment		47.2	35.1	66.2
Net cash used in investing activities		(10,842.6)	(7,956.2)	(3,119.8)
Cash Flows From Financing Activities
Dividends paid to common shareholders	[1]	(234.0)	(234.0)	(3,746.5)
Dividends paid to preferred shareholders	[1]	(43.6)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(95.0)	(76.7)	(67.2)
Acquisition of treasury shares acquired in open market		(45.7)	(22.3)	(155.8)
Net proceeds from debt issuance		496.3	1,486.0	0.0
Payment of acquired company debt		0.0	0.0	(20.0)
Payments of debt		0.0	0.0	(500.0)
Net cash provided by (used in) financing activities		78.0	1,126.2	(4,516.3)
Increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		(121.3)	18.8	125.6
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		220.9	202.1	76.5
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 99.6	$ 220.9	$ 202.1

[1]	See Note 14 – Dividends for further discussion.